Loss Per Share - Summary of Computation of Net Loss Per Shares (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Feb. 28, 2023 CNY (¥) ¥ / shares shares	Feb. 28, 2023 USD ($) $ / shares shares	Feb. 28, 2022 CNY (¥) ¥ / shares shares	Feb. 28, 2021 CNY (¥) ¥ / shares shares
Earnings Per Share [Abstract]
Net loss attributable to ordinary shareholders-basic	¥ (29,666)	$ (4,279)	¥ (113,462)	¥ (28,196)
Net loss attributable to ordinary shareholders-diluted	¥ (29,666)	$ (4,279)	¥ (113,462)	¥ (28,196)
Weighted average number of ordinary shares outstanding-basic	21,234,763	21,234,763	22,491,122	23,131,195
Weighted average number of ordinary shares outstanding-diluted	21,234,763	21,234,763	22,491,122	23,131,195
Basic net loss per share | (per share)	¥ (1.40)	$ (0.20)	¥ (5.04)	¥ (1.22)
Diluted net loss per share | (per share)	¥ (1.40)	$ (0.20)	¥ (5.04)	¥ (1.22)